Equity (Narrative) (Details) $ / shares in Units, $ in Millions	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) shares	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($) shares	Mar. 31, 2018 USD ($)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Class of Stock [Line Items]
Maximum leverage ratio to allow distribution to shareholder									0.67
Minimum coverage ratio to allow distribution to shareholder									2.50
Retained earnings / (deficit) | $	$ (2,783.0)						$ (2,783.0)		$ (2,844.4)	$ (2,915.5)
Common Stock, Shares Authorized | shares	1,500				1,500		1,500		1,500	1,500
Common stock, shares outstanding | shares	1						1		1	1
Leverage Ratio									1.47
Accounts Payable, Related Parties, Current | $									$ 4.8	$ 3.9
Non-cash capital contribution | $	$ 2.7	$ (1.5)	$ 1.5	$ 3.5	$ (17.9)	$ 44.6	$ 2.7	$ 30.2	$ 40.0	97.1	$ 0.0
THE DAYTON POWER AND LIGHT COMPANY [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized | shares									50,000,000
Common stock, shares outstanding | shares									41,172,173
DP&L Series A [Member]
Class of Stock [Line Items]
Temporary Equity, Preferred Stock Rate									3.75%
Temporary Equity, Redemption Price Per Share | $ / shares									$ 102.50
DP&L Series B [Member]
Class of Stock [Line Items]
Temporary Equity, Preferred Stock Rate									3.75%
Temporary Equity, Redemption Price Per Share | $ / shares									$ 103.00
DP&L Series C [Member]
Class of Stock [Line Items]
Temporary Equity, Preferred Stock Rate									3.90%
Temporary Equity, Redemption Price Per Share | $ / shares									$ 101.00
Other Paid-In Capital [Member]
Class of Stock [Line Items]
Non-cash capital contribution | $	$ 2.7	$ (1.5)	$ 1.5	$ 3.5	$ (17.9)	$ 44.6			$ 40.0	$ 97.1